Pension and Other Postretirement Benefit Plans (Accumulated Benefit Obligation in Excess of Plan Assets) (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
United States Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Projected benefit obligation	$ 2,718	$ 2,622
Accumulated benefit obligation	2,703	2,609
Fair value of plan assets	2,547	2,409
Foreign Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Projected benefit obligation	951	800
Accumulated benefit obligation	921	776
Fair value of plan assets	$ 546	$ 450